(Schedule of Future Amortization Expense of Intangible Assets) (Details) $ in Millions	Dec. 31, 2018 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2019	$ 518
2020	492
2021	470
2022	413
2023	$ 392